SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF SHARE OPTIONS (Details)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Post-consolidation Basis [Member]
IfrsStatementLineItems [Line Items]
Outstanding, beginning of year	15,054,597
Stock Option Plan [Member]
IfrsStatementLineItems [Line Items]
Outstanding, beginning of year	8,178,972	7,850,000
Stock Option Plan [Member] | Post-consolidation Basis [Member]
IfrsStatementLineItems [Line Items]
Outstanding, beginning of year	7,978,725	2,130,550	2,594,550
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 0.17	$ 1.51	$ 1.80
Outstanding, beginning of year	8,178,972	7,850,000
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 0.37	$ 0.15
Outstanding, beginning of year	(500,000)
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 0.22
Outstanding, beginning of year	(603,100)	(2,001,825)	(464,000)
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 0.31	$ 1.51	$ 4.23
Outstanding, beginning of year	15,054,597	7,978,725	2,130,550
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 0.27	$ 0.17	$ 1.51